Subsequent events, textuals (Details) $ in Thousands	1 Months Ended	2 Months Ended
	Feb. 09, 2018 USD ($) shares	Mar. 14, 2018 USD ($) shares	Mar. 12, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 15, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	May 30, 2017 shares	Dec. 31, 2016 USD ($) shares
Subsequent Event [Line Items]
Unrecognized cost for restricted stock awards						$ 267		$ 1,058
Preferred stock shares outstanding | shares						389		0
Ym Great [Member]
Subsequent Event [Line Items]
Sale price						$ 11,000
Ym March [Member]
Subsequent Event [Line Items]
Sale price						11,000
Diana Shipping Inc [Member]
Subsequent Event [Line Items]
Preferred stock shares outstanding | shares							100
Steamship Shipbroking Enterprises Inc. [Member]
Subsequent Event [Line Items]
Accrued bonus						$ 420		$ 140
Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares outstanding | shares						289
2015 Equity Incentive Plan Amendement [Member]
Subsequent Event [Line Items]
Equity incentive plan, number of shares reserved | shares						101
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Series B preferred stock to common stock | shares		2,840,144
Subsequent Event [Member] | YM New Jersey [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels			$ 9,379
Subsequent Event [Member] | Ym Great [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels		$ 250
Subsequent Event [Member] | Ym March [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels		250
Subsequent Event [Member] | Sagitta And Centaurus [Member]
Subsequent Event [Line Items]
Number Of Memoranda Of Agreement				2
Subsequent Event [Member] | Sagitta [Member]
Subsequent Event [Line Items]
Sale price				$ 12,300
Subsequent Event [Member] | Centaurus [Member]
Subsequent Event [Line Items]
Sale price				12,300
Subsequent Event [Member] | Addiewell LTD [Member]
Subsequent Event [Line Items]
Repayment of the loan		8,500
Subsequent Event [Member] | Diana Shipping Inc [Member]
Subsequent Event [Line Items]
Repayment of the loan		$ 8,379
Subsequent Event [Member] | Steamship Shipbroking Enterprises Inc. [Member]
Subsequent Event [Line Items]
Accrued bonus					$ 420
Subsequent Event [Member] | Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred shares converted | shares		7,493
Preferred stock shares outstanding | shares		296
Total proceeds		$ 7,500
Number of warrants | shares		7,500
Subsequent Event [Member] | Joint Escrow Account [Member] | Ym Great [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels		$ 1,950
Subsequent Event [Member] | Joint Escrow Account [Member] | Ym March [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels		$ 1,950
Subsequent Event [Member] | Joint Escrow Account [Member] | Sagitta [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels				2,460
Subsequent Event [Member] | Joint Escrow Account [Member] | Centaurus [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels				$ 2,460
Subsequent Event [Member] | Restricted Stock Awards approved in 2017 [Member]
Subsequent Event [Line Items]
Restricted common stock, award vesting period	2 years
Unrecognized cost for restricted stock awards	$ 380
Restricted stock awards | shares	161,700
Percentage of shares that will vest on the grant date	33.30%
Subsequent Event [Member] | Restricted Stock Awards approved in 2018 [Member]
Subsequent Event [Line Items]
Restricted common stock, award vesting period					2 years
Percentage of shares that will vest on the grant date					33.30%
Restricted common stock award, value					$ 5,000
Subsequent Event [Member] | 2015 Equity Incentive Plan Amendement [Member]
Subsequent Event [Line Items]
Equity incentive plan, number of shares reserved | shares	550,000